NOTES PAYABLE - RELATED PARTY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
NOTES PAYABLE - RELATED PARTY

DermaStar is a former control person of the Company and had the ability to direct or cause direction of management and policies of the Company through its ownership of the Company’s capital stock.  Also, Dr. Robert Kammer, a director and the Chairman of the Board of the Company, and Mark L. Baum, Chief Executive Officer and a director of the Company, were managing members and partial owners of DermaStar. In July 2012, the Company was informed by DermaStar that it had dissolved and distributed all of its shares of the Company’s capital stock held by it to its members. As a result of that dissolution and distribution, DermaStar is no longer a control person of the Company.

Convertible Note – April 2010

On April 5, 2010, the Company issued a Senior Convertible Promissory Note (the “Note”) to Alexej Ladonnikov in a private placement. The Note included an annual interest rate of 7.5% and (unless converted or prepaid, as noted below) all principal and interest was due and payable on its maturity date of April 5, 2012 (“Maturity Date”). At any time prior to the Maturity Date, the investor had the right to convert all or a portion of the outstanding principal and accrued interest at a conversion ratio of one share of the Company’s common stock for each $8 (the fair market value of the Company’s common stock on April 5, 2010) owed. Also, at any time prior to the Maturity Date, the Company had the option to prepay the outstanding principal and accrued interest. The Company received gross proceeds from the issuance of the Note in the aggregate amount of $1,000,000. There were no discounts or commissions paid in connection with this private placement. Accrued interest on the Note was $0 and $130,479 at September 30, 2012 and December 31, 2011, respectively, and interest expense on the Note for the three and nine months ended September 30, 2012 was $0 and $12,123, respectively, and for the three and nine months ended September 30, 2011 was $18,904 and $56,095, respectively. Following the Company’s bankruptcy petition filed June 26, 2011, as well as the change in ownership control following the issuance of Series A Convertible Preferred Stock to DermaStar, the entire unpaid principal sum of this Note, together with its accrued and unpaid interest became immediately due and payable.

In January 2012, DermaStar acquired 80% of the Note in a private transaction with Mr. Ladonnikov. On January 25, 2012, the Board of Directors of the Company approved, and the Company entered into, separate waiver and settlement agreements with DermaStar and Mr. Ladonnikov, the two parties holding the Note.

In connection with each of the waiver and settlement agreements, the holders of the Note each agreed to forever waive their rights to (i) accelerate the entire unpaid principal sum of the Note and all accrued interest pursuant to Section 1 of the Note related to the Company’s bankruptcy petition filed June 26, 2011, (ii) Section 7 of the Senior Convertible Note Purchase Agreement dated April 5, 2010, regarding the designation and creation of the Series A Convertible Preferred Stock (“Series A Preferred Stock”) and (iii) certain conversion rights pursuant to Section 3 of the Note related to the change of control that resulted from the sale of the Series A Preferred Stock.

Pursuant to the terms of the waiver and settlement agreement by and between the Company and DermaStar, DermaStar and the Company agreed to the mandatory conversion of the eighty percent (80%) of the principal and accrued and unpaid interest of the Note held by DermaStar, at such time as (and not until) the Company has a sufficient number of authorized common shares to effect such a conversion, into common stock of the Company at a conversion price of approximately $0.13336 (“DermaStar Conversion Price”). Additionally, DermaStar agreed to a mandatory conversion of an additional $56,087 current accounts payable of the Company (“AP Conversion”) held by DermaStar, at such time as (and not until) the Company had a sufficient number of authorized common shares for such conversion. The AP Conversion was made at the DermaStar Conversion Price.

On February 28, 2012, the Company issued 7,274,812 common shares to DermaStar as payment in full for its 80% ownership of the Note ($800,000), its related accrued interest ($114,082) and $56,087 in the Company’s accounts payable. The Company has determined this to be a substantial modification to the debt instruments and has applied debt extinguishment accounting to record a loss on extinguishment of debt of $856,087 for the nine months ended September 30, 2012.

Pursuant to the terms of the waiver and settlement agreement by and between the Company and Mr. Ladonnikov, Mr. Ladonnikov and the Company agreed to the mandatory conversion of the twenty percent (20%) of the principal and accrued and unpaid interest of the Note held by Mr. Ladonnikov, at such time as (and not until) the Company had a sufficient number of authorized common shares to effect such a conversion, into common stock of the Company at a conversion price of $0.12. Additionally, Mr. Ladonnikov agreed to make a one-time payment to the Company, at such time as the Note is converted into Company common stock, of $50,000.

On February 28, 2012, the Company received payment from Mr. Ladonnikov of $50,000 and issued 1,904,338 common shares to Mr. Ladonnikov as payment in full for his 20% ownership of the Note ($200,000) and its related accrued interest ($28,521). The Company has determined this to be a substantial modification to the debt instrument and has applied debt extinguishment accounting to record a loss on extinguishment of debt of $150,000 ($200,000 Note principal balance less $50,000 cash payment received) for the nine months ended September 30, 2012.

Secured Line of Credit

On November 21, 2011, the Company entered into a Secured Line of Credit Letter Agreement (the “Line of Credit Agreement”) with DermaStar. The Line of Credit Agreement became effective on December 10, 2011, in connection with the dismissal of the Chapter 11 Case by the Bankruptcy Court.  The line of credit was secured by a blanket security interest in all of the Company’s assets, including its intellectual property.  The Line of Credit Agreement provided for advances to the Company of up to an aggregate of $750,000 (each an “Advance” and collectively the “Loan”), subject to the satisfaction by the Company of certain conditions in connection with the initial Advance and each subsequent Advance.  Each Advance was made pursuant to a promissory note in favor of DermaStar.  The Company had received advances totaling $750,000 and $300,000 up to April 25, 2012 (the date of the conversion thereof) and December 31, 2011, respectively.  The promissory notes accrued interest at 10% annually and had a maturity of one year after the effective dates of the applicable Advance. There was no accrued interest on the promissory notes at September 30, 2012 and interest expense for the three and nine months ended September 30, 2012 was $0 and $12,534, respectively.

As of April 20, 2012, the aggregate principal balance owing under the Line of Credit was $750,000.  Effective April 20, 2012, the Company and DermaStar entered into a Promissory Note Conversion Agreement (the “Conversion Agreement”) wherein the parties agreed that the entire outstanding principal balance of the promissory notes issued in favor of DermaStar pursuant to the Line of Credit Agreement and all related accrued interest, totaling $762,534, would be converted into shares of the Company’s common stock and warrants to purchase the Company’s common stock on the same terms as the issuance of such securities in the April Private Placement (as described in Note 4).  Pursuant to the Conversion Agreement, on April 25, 2012 and upon conversion of the outstanding principal balance and unpaid interest under the Line of Credit Agreement, DermaStar was issued a total of 965,233 shares of the Company’s common stock and a related warrant to purchase up to an additional 241,308 shares of the Company’s common stock. The warrant has an exercise price of $1.185 per share and a three year term.  The Line of Credit Agreement has been terminated.

The addition of a conversion feature to the Line of Credit Agreement resulted in terms that were substantially different from the terms of the original agreement, and therefore, the conversion resulted in an extinguishment of debt. The relative fair value of the warrant issued to DermaStar was determined to be $137,383 using the Black-Scholes-Merton valuation model.  The variables used in this pricing model included: (1) discount rate of 0.4% (2) expected warrant life of 3 years, (3) expected volatility of 350% and (4) zero expected dividends. In addition, the value of the effective BCF resulting from the Conversion Agreement was determined to be $51,940. The value of the debt discount was recorded as additional paid-in capital and as the Line of Credit is immediately convertible, the debt discount of $189,323 was immediately expensed as a loss on extinguishment of debt.

Notes payable consist of the following:

	September 30,	December 31,
	2012	2011
10% convertible notes	$-	$300,000
7.5% convertible note	-	1,000,000
Total convertible notes payable	$-	$1,300,000
Less: Current portion	-	(1,300,000)
Long-term portion	$-	$-

Convertible Notes – August 2005

In August 2005, the Company issued seven convertible promissory notes in the aggregate amount of $226,300 to various stockholders (collectively, the “Stockholders’ Notes”). The Stockholders’ Notes bore interest at 4% per annum and were to mature on August 25, 2010. In connection with the issuance of the Stockholders’ Notes, the Company granted warrants that were exercisable into an aggregate of 4,443 shares of the Company’s common stock. The warrants were determined to have an insignificant fair value at the time of the grant.

In May 2007, the holders of the Stockholders’ Notes and related warrants forgave the amounts due and forfeited the related warrants. In connection with the forgiveness, the Company recorded additional paid-in capital of $241,701 equal to the value of the Stockholders’ Notes and related accrued interest. Interest expense on the Stockholders’ Notes was $15,401 for the period from Inception through December 31, 2007.

Convertible Notes – May and June 2007

In May and June 2007, the Company issued convertible notes payable to various lenders for an aggregate amount of $1,500,000 (collectively, the “2007 Notes”).  Each of the 2007 Notes included interest at 7% per annum and was to mature on December 16, 2007 (“Maturity Date”). However, as a result of the Merger and Private Placement (see Note 6), the entire outstanding principal amount and accrued interest was converted into the Company’s common stock at a conversion price equal to $8.00 per share, which resulted in the issuance of 191,272 shares.Also, the Company recorded a debt discount of $1,530,177, which was amortized immediately to interest expense upon the conversion of the 2007 Notes.  Excluding the debt discount, interest expense on the 2007 Notes was $30,177 for the period from Inception through December 31, 2008.

Convertible Note – April 2010

On April 5, 2010, the Company issued a Senior Convertible Promissory Note (the “Note”) to an existing investor through a private placement. The Note includes an annual interest rate of 7.5 percent and (unless converted or prepaid, as noted below) all principal and interest are due and payable on its maturity date April 5, 2012 (“Maturity Date”). At any time prior to the Maturity Date, the investor may convert all or a portion of the outstanding principal and accrued interest at a conversion ratio of one share of Imprimis’ common stock for each $1 (the fair market value of the Company’s common stock on April 5, 2010) owed. Also, at any time prior to the Maturity Date, the Company has the option to prepay the outstanding principal and accrued interest. The Company received gross proceeds from the issuance of the Note in the aggregate amount of $1,000,000. There were no discounts or commissions paid in connection with this private placement. Accrued interest on the Note was $130,479 and $55,479 at December 31, 2011 and 2010, respectively,and interest expense on the Note was $75,000 and $55,479 for the years ended December 31, 2011 and 2010, respectively.Following the Company’s bankruptcy petition filed on June 26, 2011, and the change in ownership control following the issuance of preferred stock, the entire unpaid principal sum of this Note, together with its accrued and unpaid interest became immediately due and payable.  Subsequent to the year ended December 31, 2011, the Company, the noteholder and its assignee entered into a waiver and settlement agreement described in Note 14.

Secured Line of Credit – Related Party

On November 21, 2011, the Company entered into a Secured Line of Credit Letter Agreement (the “Line of Credit Agreement”) with DermaStar International, LLC (“DermaStar”).   The Line of Credit Agreement became effective on December 9, 2011, in connection with the dismissal of the Chapter 11 Case by the Bankruptcy Court.  On December 9, 2011, as required by the Line of Credit Agreement, the Company entered into a Security Agreement and an Intellectual Property Security Agreement with DermaStar, pursuant to which the Company granted to DermaStar a blanket security interest in all of its assets, including its intellectual property.  The Line of Credit Agreement provides for advances to the Company of up to an aggregate of $750,000 (each an “Advance” and collectively the “Loan”), subject to the satisfaction by the Company of certain conditions in connection with the initial Advance and each subsequent Advance.  Each Advance will be made pursuant to a Promissory Note in favor of DermaStar.  The Company has received advances totaling $300,000 at December 31, 2011.  The Promissory Notes accrue interest at 10% annually and mature one year after the effective dates of the respective advance.

DermaStar, and its members individually, are control personsof the Company, as they have the ability to direct or cause direction of management and policies of the Company through their ownership.  Also Dr. Robert J. Kammer, a director of the Company, and Mark L. Baum, Esq., Executive Chairman of the Company, are managing members and partial owners of DermaStar.

Notes Payable consists of the following

	December 31,	December 31,
	2011	2010
10% note payable due December 2012	$300,000	$-
7.5% convertible note	1,000,000	1,000,000
Total convertible notes payable	$1,300,000	$1,000,000
Less: Current portion	(1,300,000)	-
Long-term portion	$-	$1,000,000